INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of deferred taxes [Table Text Block]
	December 31, 2017	December 31, 2016	December 31, 2015
Royalty interest	$(4,159,013)	$(8,090,497)	$(9,053,435)
Tax loss carryforwards	2,261,886	3,212,368	2,433,008
Other	76,820	124,805	118,541
	$(1,820,307)	$(4,753,324)	$(6,501,886)

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31, 2017	December 31, 2016	December 31, 2015	Expiry Date Range
Tax loss carry forwards	$42,094,000	$39,318,000	$37,728,000	2026 - 2037
Exploration and evaluation assets	1,485,000	2,137,000	10,022,960	No expiry
Other	$10,425,000	$11,371,000	$8,385,770	No expiry

Disclosure of income tax expense [Table Text Block]
	December 31, 2017	December 31, 2016	December 31, 2015
Current tax expense	$-	$-	$-
Deferred tax recovery	(2,489,902)	(1,439,332)	(3,431,230)
	$(2,489,902)	$(1,439,332)	$(3,431,230)

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	December 31, 2017	December 31, 2016	December 31, 2015
Expected income tax (recovery)	$(2,569,654)	$(886,149)	$(2,679,842)
Effect of lower tax rates in foreign jurisdictions	(1,534,592)	(474,971)	(2,393,803)
Permanent differences	1,007,427	1,010,562	2,594,459
Change in unrecognized deductible temporary differences and other	260,595	(1,428,442)	(60,006)
Foreign exchange	346,322	339,668	(892,038)
	$(2,489,902)	$(1,439,332)	$(3,431,230)